DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Amount, Timing and Uncertainty of Future Cash Flows (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 1,606,979	£ 1,353,360
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	35	34
Currency swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 35	£ 34
Average fixed interest rate (in percent)	1.28%	1.28%
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 310	£ 571
Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	16	31
Currency swaps | Cash flow hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	35	117
Currency swaps | Cash flow hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	207	325
Currency swaps | Cash flow hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	48	98
Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	4	0
Interest rate swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	128,153	147,724
Interest rate swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 796	£ 283
Average fixed interest rate (in percent)	3.20%	2.21%
Interest rate swaps | Fair value hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 12,236	£ 1,684
Average fixed interest rate (in percent)	0.10%	2.13%
Interest rate swaps | Fair value hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 31,539	£ 15,631
Average fixed interest rate (in percent)	0.68%	0.94%
Interest rate swaps | Fair value hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 51,094	£ 105,666
Average fixed interest rate (in percent)	2.04%	0.62%
Interest rate swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 32,488	£ 24,460
Average fixed interest rate (in percent)	1.88%	1.87%
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 235,916	£ 97,942
Interest rate swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 4,476	£ 1,000
Average fixed interest rate (in percent)	3.18%	0.00%
Interest rate swaps | Cash flow hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 4,891	£ 500
Average fixed interest rate (in percent)	1.46%	0.17%
Interest rate swaps | Cash flow hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 24,929	£ 9,542
Average fixed interest rate (in percent)	2.42%	0.56%
Interest rate swaps | Cash flow hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 152,862	£ 51,186
Average fixed interest rate (in percent)	2.46%	0.88%
Interest rate swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 48,758	£ 35,714
Average fixed interest rate (in percent)	1.63%	0.67%
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0138	0.0138
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0.0114
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0.0116
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0.0115
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0.0113
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0123	0.0136
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1–3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0126	0.0135
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 3–12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0119	0.0137
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1–5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0123	0.0134
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0118	0.0134